Expense Example - Class K - iShares Developed Real Estate Index Fund - Class K Shares	May 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179